SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 18:- SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2013

Total revenues	$67,453	$77,505	$-	$144,958
Expenses	53,164	68,846	3,821	125,831

Segment operating income (loss)	$14,289	$8,659	$(3,821)	$19,127

Depreciation and amortization	$5,917	$2,210	$253	$8,380

	Software services	IT professional services	Unallocated expense	Total
2014

Total revenues	$69,861	$94,443	$-	$164,304
Expenses	54,464	84,873	4,241	143,578

Segment operating income (loss)	$15,397	$9,570	$(4,241)	$20,726

Depreciation and amortization	$6,065	$2,263	$266	$8,594

2015

Total revenues	$67,271	$108,759	$-	$176,030
Expenses	52,963	98,384	3,249	154,596

Segment operating income (loss)	$14,308	$10,375	$(3,249)	$21,434

Depreciation and amortization	$6,562	$3,042	$281	$9,885

c.
The Company's business is divided into the following geographic areas: Israel, Europe, United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015

Israel	$24,006	$29,198	$36,401
Europe	31,386	37,409	29,084
United States	70,872	82,470	92,577
Japan	11,965	11,299	10,092
Other	6,729	3,928	7,876

	$144,958	$164,304	$176,030

d.	The Company's long-lived assets are located as follows:

	December 31,
	2014	2015

Israel	$58,263	$59,770
Europe	1,523	1,402
United States	22,174	29,990
Japan	4,786	4,765
Other	3,291	3,253

	$90,039	$99,180

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2013, 2014 and 2015, the Company had one customer, included in the IT professional services segment, which accounted for 13%, 10% and 11% of the group revenues, respectively.